Liability warrants	12 Months Ended
Dec. 31, 2021
Guarantees and Product Warranties [Abstract]
Liability warrants

13. Liability warrants

The Company’s Warrants, classified as a liability, consisted of the following:

	December 31,	December 31,
	2021	2020
GRNV Sponsor Private Warrants	$1,596	$—
2020 Warrant Purchase Agreement	—	6,439
Total Liability warrants	$1,596	$6,439

 The tables below show the warrant liabilities roll-forward from January 1, 2020, to December 31, 2020, and from December 31, 2021, to the year ended December 31, 2021.

Warrant liabilities	January 1, 2020	Issuance (fair value)	Change in fair value	Exercise/Settlement (fair value)	December 31, 2020

2019 Warrant Purchase Agreement	1,929	—	(1,118)	(811)	—
2020 Warrant Purchase Agreement	—	1,622	4,817	—	6,439
Other libiliaty warrants	334	273	363	(970)	—
Total	$2,263	$1,895	$4,062	$(1,781)	$6,439

Warrant liabilities	December 31, 2020	Issuance (fair value) on August 12, 2021	Change in fair value	Exercise (fair value)	December 31, 2021

2020 Warrant Purchase Agreement	6,439	—	4,128	(10,567)	—
GRNV Underwriter’s Warrants	—	129	4,537	(4,666)	—
GRNV Sponsor Private Warrants	—	1,829	(233)	—	1,596
Total	$6,439	$1,958	$8,432	$(15,233)	$1,596

GRNV Sponsor Private Warrants

The Company assumed 2,100,000 GRNV Sponsor Private Warrants on August 12, 2021, as a result of the business combination with GRNV. The mentioned warrants are identical to the Public Warrants (refer to Note 16. Common stock) underlying the Units sold in the GRNV Initial Public Offering and PIPE transaction, except for the following: they will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. In detail, if the GRNV Sponsor Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the GRNV Sponsor Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

Based on the above non-redeemable feature, GRNV Sponsor Private Warrants are accounted as liability and categorized as Level 3 financial liabilities for the absence of an active market.

As of December 31, 2021, the fair value of each GRNV Sponsor Private Warrant amounted to $0.76, was determined using the Black-Scholes option-pricing model with the following assumptions.

	December 31,
	2021	2020
Remaining term (in years)	4.62	—
Expected volatility	40%	—%
Risk-free interest rate	1.2%	—%
Expected dividend yield	—%	—%

GRNV Underwriter Private Warrants

The Company assumed the 287,500 GRNV Underwriter Private Warrants on August 12, 2021, as a result of the business combination with GRNV. On September 21, 2021, the investor exercised all the 287,500 warrants on a cashless basis, and Helbiz issued 165,290 Class A Common Shares.

As of the exercise date September 21, 2021, the fair value of each GRNV Underwriter Private Warrant amounted to $16.23, was determined using the Black-Scholes option-pricing model with the following assumptions.

Exercise date September 21, 2021
Remaining term (in years)	3.17
Expected volatility	17.5%
Risk-free interest rate	0.5%
Expected dividend yield	—%

2020 Warrant Purchase Agreements

On March 26, 2021, the investors exercised the 2020 Warrant Purchase Agreement and the Company issued 232,141 Class A Common Shares. At exercise date, the Company recorded $4,127, in the consolidated statement of operations.